Related Party Transactions - Schedule of Major Related Parties that Transacted with the Group (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Bingyi Zhao	An affiliate of Bingyi Zhao
Jia Li [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Controlling shareholder, Director and CEO of U Power Limited	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Director and Chief Financial Officer of U Power Limited	Director and Chief Financial Officer of U Power Limited
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”) [Member]
Related Party Transaction [Line Items]
Relationship with the Group	An affiliate of Jia Li	An affiliate of Jia Li
Li Ke [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Director